                                            PANORAMA SERIES FUND, INC.
                                              Total Return Portfolio
                                       Supplement dated July 30, 2002 to the
                                          Prospectus dated April 30, 2002

The Prospectus is revised as follows:

1.       The supplement dated July 25, 2002 is withdrawn.

2.     The second  sentence of the first  paragraph  of the section  titled  "Foreign  Investing"  on page 7 of the
       Prospectus should be deleted in its entirety and replaced with the following:

           As a non-fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities.

3.     The second  paragraph  of the section  titled  "Foreign  Investing"  on page 7 of the  Prospectus  should be deleted in its entirety.

4.     The paragraph titled "Portfolio Managers" in page 8 of the Prospectus is deleted in its entirety and replaced with the following:

           Portfolio  Managers.  The  portfolio  manager  of the  Portfolio's  equity  component  is Patrick
           Bisbey.  He  is  the  person  primarily   responsible  for  the  day-to-day   management  of  the
           Portfolio's equity  investments.  Mr. Bisbey became a portfolio manager of the Portfolio on March
           1,  2000.  He  is  the  person  primarily  responsible  for  the  day-to-day  management  of  the
           Portfolio's  equity  investments.  Mr.  Bisbey is a Managing  Director and Manager of Trading and
           Portfolio  Operations  (since  June,  1992)  of  Trinity  Investment  Management  Corporation,  a
           wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp.

           Since April 23, 2002,  the  portfolio's  fixed-income  component  has been managed by a portfolio management  team comprised of Angelo  Manioudakis  and other  investment  professionals  selected from the Manager's  high-grade team in its  fixed-income  department.  This portfolio  management team  is  primarily  responsible  for  the  day-to-day  management  of  the  Fund's  fixed-income component  of the  portfolio.  Mr.  Manioudakis  is a Vice  President of the Fund and Senior Vice
           President  of the  Manager.  Prior to joining the Manager in April 2002,  Mr.  Manioudakis  was a portfolio manager at Morgan Stanley Investment Management (August 1993-April 2002).

July 30, 2002                                                                                   PS0609.006